CREDITOR PROTECTION PROCEEDINGS RELATED DISCLOSURES (Details) (CAD) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2012		Dec. 31, 2013		Sep. 30, 2012 Predecessor [Member]		Dec. 31, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Dec. 31, 2009 Predecessor [Member]
Professional fees	1.8	[1]	0.6	[1]	24.7	[1]
Gain due to plan of arrangement adjustments	1.4	[2]	0.6	[2]	(456.0)	[2]
Gain due to fresh start accounting adjustments	0	[3]	0	[3]	(328.3)	[3]
DIP financing costs	0	[4]	0	[4]	(3.8)	[4]	0	0	0
Acceleration of ABL financing costs	0	[5]	0	[5]	3.3	[5]
Provision for repudiated lease contract	0	[6]	0	[6]	7.0	[6]
Write-off of debt discount, modification and issuance costs	0	[7]	0	[7]	(11.0)	[7]
Adjustment to pre-petition accounts payable	0	[8]	0	[8]	(4.8)	[8]
Adjustment to other post-employment benefits	0		0		2.4
Provision for labour union claims	0	[9]	0	[9]	91.8	[9]
Other	0		0		0.2
Reorganization items, net from continuing operations	(3.2)		(1.2)		666.9		0	0	0
Gain due to plan of arrangement adjustments	1.0	[2]	(0.1)	[2]	(7.1)	[2]
Gain due to fresh start accounting adjustments	0	[3]	0	[3]	(0.1)	[3]
Adjustment to pre-petition accounts payable	0	[8]	0	[8]	(1.9)	[8]
Provision for repudiated coal contract	0	[6]	0	[6]	4.3	[6]
Reorganization items, net from discontinued operations	1.0		(0.1)		(4.8)
Total	4.2		1.1		(671.7)

[1]	Professional fees directly related to the creditor protection proceedings, ongoing monitoring and establishment of a reorganization plan, including legal, consulting and other professional fees.
[2]	Net gain recognized from application of the Plan as of September 30, 2012.
[3]	Net gain recognized from application of fresh start accounting in accordance with FASB ASC 852, Reorganizations, as of September 30, 2012.
[4]	Financing costs incurred in connection with entering into DIP Credit Agreement, including commitment fees, for the duration of the creditor protection proceedings.
[5]	Pursuant to the creditor protection proceedings, the company’s former ABL Facility was replaced by the DIP Credit Facility which resulted in the acceleration of the remaining deferred unamortized financing costs on the former ABL Facility in earnings.
[6]	The company repudiated on a lease contract at its paper recycling operation which was closed in 2010, resulting in a $7.0 million adjustment to the allowed claims amount. The company repudiated on a coal contract at its Snowflake mill, discontinued on September 30, 2012, which resulted in adjustments for allowed claims of $4.3 million.
[7]	The company's secured and unsecured pre-petition debt balances were adjusted to the allowed claims amounts, defined as the outstanding principal plus accrued and unpaid interest, which resulted in the write-off of the unamortized discount, modification and debt issue costs on the 2014 Notes and 2016 Notes.
[8]	The company's pre-petition accounts payable were adjusted to the allowed claims amount.
[9]	The labour unions at the company's Canadian mills submitted unsecured claims as part of the creditor protection proceedings.